OTHER LONG-TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of other long term assets

	December 31,
	2023	2022
Prepaid expenses and deposits	$889	$766
Deferred tax assets, net	828	276

	$1,717	$1,042